Condensed Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 927,290	$ 892,518	$ 928,388
Prepaid expenses	105,245	112,675	293,423
Total current assets	1,032,535	1,005,193	1,221,811
Cash and investments held in Trust Account	353,324,452	350,437,823	345,000,000
Total Assets	354,356,987	351,443,016	346,221,811
Current liabilities:
Accounts payable	1,440	8,735	93,876
Accrued expenses	20,000		5,000
Accrued expenses - related parties	34,837	37,530	42,915
Franchise tax payable	100,000	5,480
Income tax payable	0	44,449
Total current liabilities	156,277	96,194	141,791
Deferred underwriting commissions	12,075,000	12,075,000	12,075,000
Total liabilities	12,231,277	12,171,194	12,216,791
Commitments
Stockholders' Equity:
Preferred stock, value	0
Additional paid-in capital	0		5,215,674
Retained earnings	4,999,068	4,999,032	(216,687)
Total stockholders' equity	5,000,010	5,000,002	5,000,010
Total Liabilities and Stockholders' Equity	354,356,987	351,443,016	346,221,811
Class A Common Stock [Member]
Current liabilities:
Class A common stock, value	337,125,700	334,271,820	329,005,010
Stockholders' Equity:
Common stock, value	79	107	160
Total stockholders' equity	79	107	160
Class F Common Stock [Member]
Stockholders' Equity:
Common stock, value	863	863	863
Total stockholders' equity	$ 863	$ 863	$ 863